Average Annual Total Returns{- Fidelity Sustainability Bond Index Fund} - 08.31 Fidelity Sustainability Bond Index Fund PRO-05 - Fidelity Sustainability Bond Index Fund	Fidelity Sustainability Bond Index Fund Return Before Taxes Past 1 year	Fidelity Sustainability Bond Index Fund Return Before Taxes Since Inception		Fidelity Sustainability Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Sustainability Bond Index Fund After Taxes on Distributions Since Inception		Fidelity Sustainability Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Sustainability Bond Index Fund After Taxes on Distributions and Sales Since Inception		IXYQV Past 1 year	IXYQV Since Inception
Total	7.49%	6.96%	[1]	6.55%	5.78%	[1]	4.49%	4.85%	[1]	7.47%	7.08%	[1]

[1]	(a)From June 19, 2018